[LOGO] MUTUAL FUNDS FOR PEOPLE WHO PAY TAXES

SEMIANNUAL REPORT APRIL 30, 2000


                                   EATON VANCE

                                   TAX-MANAGED

                                  INTERNATIONAL

                                     GROWTH

                                      FUND

                                   [GRAPHIC]

                       This Page Intentionally Left Blank

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2000

INVESTMENT UPDATE

INVESTMENT ENVIRONMENT
------------------------------------------

- Economic conditions in Europe were characterized by steady growth with moderate inflation, a healthy backdrop for equity investments. While the Euro continued its slide, central banks tried to fend off early signs of inflationary pressure with interest rate increases. Equity markets benefited from accelerating earnings growth, strong inflows into equity funds, and positive sentiment toward large-cap growth stocks.
- In Japan, the economy suffered a recessionary setback with negative growth for the second quarter in a row. Equity sentiment was more subdued than in Europe. Nevertheless, the Japanese market gained 3% (in U.S. dollars) after a very strong showing in 1999.

[PHOTO]
Armin J. Lang
Portfolio Manager


The Fund
------------------------------------------
  The Past Six Months

- During the six months ended April 30, 2000, the Fund's Class A shares had a total return of 13.10%, the result of an increase in net asset value (NAV) to $13.68 on April 30, 2000, from $12.16 on October 31, 1999, and the reinvestment of $0.070 per share in dividends.(1)

- The Fund's Class B shares had a total return of 12.53% during the period, the result of an increase in NAV to $13.51 from $12.03 and the reinvestment of $0.026 per share in dividends.(1)

- The Fund's Class C shares had a total return of 12.55% during the period, the result of an increase in NAV to $13.49 from $12.00 and the reinvestment of $0.016 per share in dividends.(1)

- For comparison, the Morgan Stanley Capital International Europe, Australasia, Far East Index, an unmanaged index used as the benchmark for international portfolio performance, had a return of 6.72% during the period.(2)

Management Discussion

- The Fund is managed with both quantitative methods and fundamental research. The resulting investment portfolio is characterized by a conservative approach to growth investing: the 10 largest holdings at the end of April 2000 accounted for less than 20% of the assets, with the largest holding only 2.5%. The weighting of technology companies was less than 10% of the Fund.(4)

- In pursuit of its objective of long-term, after-tax returns, the Fund employs a number of tax-efficient strategies to minimize taxes for shareholders. These strategies include buying and holding stocks for the long term, and harvesting tax losses, when they are available, to offset any taxable gains.

- One focus of the Fund was the next generation of global communication. Some of the largest holdings were in the areas of wireless voice and data transmission, such as Vodafone and NTT DoCoMo; cellular handsets (Nokia and Sagem); and global broadband providers (Global Crossing and Versatel).

- Another focus was the banking sector, especially in the U.K., and the European insurance sector, where stocks were undervalued in a rising interest rate environment. With valuations for many technology and Internet stocks at levels we deemed not sustainable, the Fund continued to be substantially underweighted in this area.

Five Largest Country Concentrations* By total net assets
-------------------------------------------------------------
United Kingdom                              21.0%
Japan                                       19.8
Netherlands                                 11.1
Germany                                     10.3
France                                      5.7

*Concentrations are subject to change.
-------------------------------------------------------------------------------
Fund Information
as of April 30, 2000


Ten Largest Equity Holdings(4) By total net assets
-------------------------------------------------------------------------------
Vodafone Group PLC                   2.5%
JOT Automation Group Oyj             2.4
Nippon Telegraph Corp.               2.1
Lloyds TSB Group PLC                 1.9
Nokia Oyj                            1.8
Versatel Telecom International ADR   1.8
Allied Irish Banks PLC               1.8
Global TeleSystems Group, Inc.       1.8
Epcos AG - ADR                       1.7
Promise Co. Ltd.                     1.7

Performance(3)                              Class A       Class B       Class C
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                                    36.71%         35.64%       35.61%
Life of Fund+                               17.00          16.09        15.96
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                    28.89%         30.64%       34.61%
Life of Fund+                               13.63          14.39        15.96

+Inception Dates - Class A: 4/22/98; Class B: 4/22/98; Class C: 4/22/98


(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge(CDSC)for Class B shares and Class C shares. (2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest equity holdings accounted for 19.5% of the Fund's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, will be worth more or less than their original cost.

-------------------------------------------------------------------------------
           MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT
       DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY
         INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING
                      POSSIBLE LOSS OF PRINCIPAL INVESTED.
-------------------------------------------------------------------------------
                                        3

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2000

-------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------

AFTER-TAX PERFORMANCE
as of April 30, 2000

The table below sets forth the Fund's pre-tax and after-tax performance. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

-------------------------------------------------------------------------------
Pre-Tax and After-Tax Average Annual Returns at Net Asset Value for the period ended April 30, 2000

1 Year                                   Pre-Tax     After-Tax   Tax-Efficiency
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
      Class A                             36.71%      36.48%       99.37%
      Class B                             35.64%      35.60%       99.89%
      Class C                             35.61%      35.60%       99.97%

Life of Fund*             Pre-Tax  After-Tax                     Tax-Efficiency
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
      Class A                             17.00%      16.90%       99.41%
      Class B                             16.09%      16.07%       99.88%
      Class C                             15.96%      15.96%      100.00%**

*Inception Dates - Class A: 4/22/98; Class B: 4/22/98; Class C: 4/22/98 **Figure reflects the effect of rounding
Source:TowersData, Bethesda, Md
-------------------------------------------------------------------------------

Pre-tax returns are calculated by determining the percentage change in net asset value with all distributions reinvested in Fund shares. After-tax returns are calculated similarly, except that distributions are reduced by federal income taxes before reinvestment. After-tax returns have been adjusted to reflect tax credits available to shareholders as a result of foreign income taxes paid by the Fund.

The highest historical federal tax rates (currently 39.6% for dividends and 20% for capital gains) are used. If an investor is in a lower tax bracket, the impact of taxes on returns will be reduced. The after-tax calculations do not take into account state or local taxes or the federal alternative minimum tax. If an investor sells Fund shares, any realized gains will be subject to taxes not reflected in the after-tax returns shown above.

The performance does not include the effects of the Class A shares initial sales charge (5.75% maximum) or any applicable contingent deferred sales charge (5.00% maximum for Class B shares and 1% for Class C shares redeemed in the first year).

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The after-tax returns shown above are not applicable to shares held in tax-deferred accounts (such as IRA or 401(k) accounts)and shares held by non-taxable entities (such as qualified pension plans and charities).

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 96.5%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Appliances and Household Durables -- 0.2%
-----------------------------------------------------------------------
Sony Corp.                                       2,300     $    264,104
-----------------------------------------------------------------------
                                                           $    264,104
-----------------------------------------------------------------------
Auto and Parts -- 1.3%
-----------------------------------------------------------------------
Bridgestone Corp.                               30,000     $    650,937
Labinal                                         13,700        1,485,692
-----------------------------------------------------------------------
                                                           $  2,136,629
-----------------------------------------------------------------------
Automobiles -- 1.0%
-----------------------------------------------------------------------
Honda Motor Co. Ltd.                            10,000     $    446,912
Toyota Motor Co.                                23,000        1,142,818
-----------------------------------------------------------------------
                                                           $  1,589,730
-----------------------------------------------------------------------
Banking -- 10.4%
-----------------------------------------------------------------------
ABN Amro Holdings                               72,142     $  1,489,079
Allied Irish Banks PLC                         300,000        3,000,455
Banco Popular Espanol                           36,000          974,362
Banco Santander Central Hispano                 18,000          188,147
Bank of Scotland                               148,498        1,323,345
Bank of Tokyo Mitsubishi Ltd. (The)            100,000        1,289,845
Commerzbank AG                                  12,000          454,921
Dexia                                            3,177          412,856
HSBC Holdings PLC                               22,465          249,940
Lloyds TSB Group PLC                           327,762        3,220,899
National Australia Bank Ltd.                   152,813        2,091,843
Svenska Handelbanken "A"                       117,200        1,551,234
UBS (Schw. Bank Gesellschaft)                    3,000          735,833
Vontobel Holding AG                                110          244,231
-----------------------------------------------------------------------
                                                           $ 17,226,990
-----------------------------------------------------------------------
Broadcasting and Cable -- 2.1%
-----------------------------------------------------------------------
Mih Ltd.                                        35,000     $  1,645,000
Primacom AG - ADR                               45,000        1,867,500
-----------------------------------------------------------------------
                                                           $  3,512,500
-----------------------------------------------------------------------
Broadcasting and Publishing -- 0.6%
-----------------------------------------------------------------------
Nippon Television Network                        1,400     $  1,045,385
-----------------------------------------------------------------------
                                                           $  1,045,385
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Business and Public Services -- 2.4%
-----------------------------------------------------------------------
Dai Nippon Printing Co. Ltd.                    75,000     $  1,272,033
Sap AG                                           5,010        2,355,856
Tas Groep NV(1)                                157,707          400,974
-----------------------------------------------------------------------
                                                           $  4,028,863
-----------------------------------------------------------------------
Chemicals -- 0.7%
-----------------------------------------------------------------------
Sumitomo Bakelite Co. Ltd.                     110,000     $  1,210,178
-----------------------------------------------------------------------
                                                           $  1,210,178
-----------------------------------------------------------------------
Computer Services -- 0.9%
-----------------------------------------------------------------------
Getronics NV                                    25,000     $  1,494,532
-----------------------------------------------------------------------
                                                           $  1,494,532
-----------------------------------------------------------------------
Computer Software -- 0.3%
-----------------------------------------------------------------------
Riverdeep Group PLC - ADR                       20,000     $    457,500
-----------------------------------------------------------------------
                                                           $    457,500
-----------------------------------------------------------------------
Construction and Housing -- 1.3%
-----------------------------------------------------------------------
Volker Wessels Stevin                          140,571     $  2,081,663
-----------------------------------------------------------------------
                                                           $  2,081,663
-----------------------------------------------------------------------
Data Processing and Reproduction -- 0.7%
-----------------------------------------------------------------------
Canon, Inc.                                     26,000     $  1,188,434
-----------------------------------------------------------------------
                                                           $  1,188,434
-----------------------------------------------------------------------
Drugs -- 5.9%
-----------------------------------------------------------------------
Astrazeneca PLC                                 32,000     $  1,346,479
Elan Corp., PLC ADR(1)                          30,000        1,286,250
Glaxo Wellcome PLC                              25,433          788,390
Novartis AG                                      1,500        2,090,671
Novo Nordisk A/S-B                               4,500          605,024
Roche Holding AG                                    45          469,224
Sankyo Co. Ltd.                                 38,000          836,826
Smithkline Beecham PLC                          70,543          969,738
Takeda Chemical Industries Ltd.                 21,000        1,381,541
-----------------------------------------------------------------------
                                                           $  9,774,143
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Electric Power -- 0.5%
-----------------------------------------------------------------------
Enel Spa                                       200,000     $    852,248
-----------------------------------------------------------------------
                                                           $    852,248
-----------------------------------------------------------------------
Electrical and Electronics -- 2.9%
-----------------------------------------------------------------------
Philips Electonics                               5,520     $    246,841
Sagem SA                                         2,000        2,493,317
Siemens AG                                      12,000        1,779,113
Sony Corp.                                       3,000          346,981
-----------------------------------------------------------------------
                                                           $  4,866,252
-----------------------------------------------------------------------
Electronic Components - Instruments -- 6.4%
-----------------------------------------------------------------------
Epcos AG - ADR                                  20,000     $  2,806,250
Infineon Technologies AG                        33,000        2,255,468
Invensys PLC                                   421,629        2,028,778
Kyocera Corp.                                   15,000        2,507,981
Rohm Co.                                         3,000        1,004,858
-----------------------------------------------------------------------
                                                           $ 10,603,335
-----------------------------------------------------------------------
Energy Sources -- 1.5%
-----------------------------------------------------------------------
BP Amoco PLC                                   186,556     $  1,618,712
Royal Dutch Petroleum Co.                       14,000          808,870
-----------------------------------------------------------------------
                                                           $  2,427,582
-----------------------------------------------------------------------
Engineering and Building -- 0.4%
-----------------------------------------------------------------------
Technip SA                                       5,950     $    680,491
-----------------------------------------------------------------------
                                                           $    680,491
-----------------------------------------------------------------------
Financial Services -- 6.4%
-----------------------------------------------------------------------
Abbey National                                 190,000     $  2,174,837
Acom Co. Ltd.                                   16,000        1,541,152
ING Groep NV                                    25,216        1,379,220
Julius Baer Holdings                                50          174,949
Nomura Securities Co. Ltd.                     100,000        2,516,771
Promise Co. Ltd.                                34,200        2,768,910
-----------------------------------------------------------------------
                                                           $ 10,555,839
-----------------------------------------------------------------------
Food and Household Products -- 3.0%
-----------------------------------------------------------------------
Nestle                                             700     $  1,236,850
Parmalat Finanziaria SPA                     1,485,000        1,550,859
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Food and Household Products (continued)
-----------------------------------------------------------------------
Unilever PLC                                   360,000     $  2,170,221
-----------------------------------------------------------------------
                                                           $  4,957,930
-----------------------------------------------------------------------
Industrial Automation -- 2.4%
-----------------------------------------------------------------------
JOT Automation Group Oyj                       546,200     $  3,962,106
-----------------------------------------------------------------------
                                                           $  3,962,106
-----------------------------------------------------------------------
Insurance -- 7.1%
-----------------------------------------------------------------------
Aegon NV                                        31,053     $  2,227,100
Allianz AG Holding                               3,000        1,157,807
Allied Zurich PLC                              250,000        2,493,900
ASR Verzekeringsgroep                           30,113        1,488,727
AXA Company                                      4,600          683,712
Schweizer Rueckversicherung                      1,700        2,737,983
Scor SA                                         24,500        1,069,010
-----------------------------------------------------------------------
                                                           $ 11,858,239
-----------------------------------------------------------------------
Investment Services -- 0.4%
-----------------------------------------------------------------------
Tecis Holding AG                                 5,000     $    724,484
-----------------------------------------------------------------------
                                                           $    724,484
-----------------------------------------------------------------------
Leisure and Tourism -- 2.3%
-----------------------------------------------------------------------
Northern Leisure PLC                           892,750     $  2,437,722
Tabcorp Holdings Ltd.                          265,000        1,417,316
-----------------------------------------------------------------------
                                                           $  3,855,038
-----------------------------------------------------------------------
Machinery -- 0.4%
-----------------------------------------------------------------------
Buderus                                         39,600     $    670,505
-----------------------------------------------------------------------
                                                           $    670,505
-----------------------------------------------------------------------
Merchandising -- 0.9%
-----------------------------------------------------------------------
Autobacs Seven Co. Ltd.                         35,800     $    904,316
Woolworths Ltd.                                171,063          575,136
-----------------------------------------------------------------------
                                                           $  1,479,452
-----------------------------------------------------------------------
Miscellaneous Materials and Commodities -- 0.7%
-----------------------------------------------------------------------
Mayr-Melnhof                                    11,336     $    535,946
Nitto Denko Corp.                               17,000          666,944
-----------------------------------------------------------------------
                                                           $  1,202,890
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Multi-Industry -- 1.1%
-----------------------------------------------------------------------
Hutchison Whampoa                               13,000     $    189,429
International Muller NV                         62,743        1,160,707
Orkla As A-Aksjer(1)                            31,628          489,603
-----------------------------------------------------------------------
                                                           $  1,839,739
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 0.4%
-----------------------------------------------------------------------
Repsol SA                                       32,600     $    668,439
-----------------------------------------------------------------------
                                                           $    668,439
-----------------------------------------------------------------------
Photo Equipment and Supplies -- 0.6%
-----------------------------------------------------------------------
Fuji Photo Film                                 25,000     $  1,001,619
-----------------------------------------------------------------------
                                                           $  1,001,619
-----------------------------------------------------------------------
Publishing -- 0.1%
-----------------------------------------------------------------------
Agora GDR                                        5,000     $    116,250
-----------------------------------------------------------------------
                                                           $    116,250
-----------------------------------------------------------------------
Retail -- 1.9%
-----------------------------------------------------------------------
Carrefour Supermarche                            2,400     $    156,598
Colruyt NV                                      28,927        1,120,086
Don Quijote Co., Ltd.                            5,000          846,634
JJB Sports PLC                                 110,000        1,015,555
-----------------------------------------------------------------------
                                                           $  3,138,873
-----------------------------------------------------------------------
Retail - Food and Drug -- 0.6%
-----------------------------------------------------------------------
Pizzaexpress PLC                                80,000     $    910,714
-----------------------------------------------------------------------
                                                           $    910,714
-----------------------------------------------------------------------
Telecommunication Equipment -- 2.2%
-----------------------------------------------------------------------
e.Biscom                                         3,125     $    619,143
Nokia Oyj                                       52,800        3,036,160
-----------------------------------------------------------------------
                                                           $  3,655,303
-----------------------------------------------------------------------
Telecommunications -- 19.6%
-----------------------------------------------------------------------
360networks, Inc.                              100,000     $  1,518,750
British Telecommunications PLC                  35,746          643,816
Cable and Wireless HKT, Ltd.                    64,847          152,768
Cable and Wireless Optus Ltd.(1)               100,000          322,676
Completel Europe NV                             10,000          161,250
Eircom PLC                                     125,000          436,285
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Telecommunications (continued)
-----------------------------------------------------------------------
Energis (1)                                     20,000     $    991,770
France Telecom SA                                9,000        1,395,929
Global Crossing Ltd.(1)                         70,000        2,205,000
Global TeleSystems Group, Inc.                 200,000        2,912,500
Kingston Comm (Hull) PLC                       120,000        1,507,841
KPNQwest NV                                     20,000          805,000
Nippon Telegraph and Telephone Corp.               280        3,471,663
NTT Mobile Communication Network, Inc.              60        2,004,164
Portugal Telecom                                44,500          497,584
Sonera Oyj                                      35,000        1,929,678
Swisscom AG                                      2,500          879,105
Tele Danmark                                    11,000          806,698
Telecom Italia Spa                              86,500          828,082
Telecom Italia Spa RNC                          18,500          259,427
Telecommunication Danmark ADR                   12,000          454,500
Telefonica                                      34,100          760,724
Terra Networks SA                                2,500          155,035
Thus PLC                                        50,000          288,314
Versatel Telecom International ADR(1)           75,000        3,032,813
Vodafone Group PLC                             892,941        4,114,972
-----------------------------------------------------------------------
                                                           $ 32,536,344
-----------------------------------------------------------------------
Transportation -- 3.1%
-----------------------------------------------------------------------
East Japan Railway Co.                             266     $  1,575,202
Firstgroup PLC                               1,102,862        2,597,266
Mitsui O.S.K. Lines Ltd.                       552,000        1,026,620
-----------------------------------------------------------------------
                                                           $  5,199,088
-----------------------------------------------------------------------
Utilities - Electrical and Gas -- 3.0%
-----------------------------------------------------------------------
Endesa SA                                       75,000     $  1,630,771
Scottish Power PLC                             230,000        1,850,806
Suez Lyonnaise des Eaux SA                       9,500        1,495,398
-----------------------------------------------------------------------
                                                           $  4,976,975
-----------------------------------------------------------------------
Wireless Communication Services -- 0.8%
-----------------------------------------------------------------------
Palm, Inc.                                      50,000     $  1,362,500
-----------------------------------------------------------------------
                                                           $  1,362,500
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $142,550,091)                          $160,112,886
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PREFERRED STOCKS -- 1.8%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Construction and Housing -- 1.2%
-----------------------------------------------------------------------
Dyckerhoff                                      89,948     $  2,000,058
-----------------------------------------------------------------------
                                                           $  2,000,058
-----------------------------------------------------------------------
Health and Personal Care -- 0.6%
-----------------------------------------------------------------------
Fresenius                                        4,500     $  1,012,910
-----------------------------------------------------------------------
                                                           $  1,012,910
-----------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $3,111,613)                            $  3,012,968
-----------------------------------------------------------------------

WARRANTS -- 0.0%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Entertainment -- 0.0%
-----------------------------------------------------------------------
Northern Leisure PLC(1)                         21,000     $     15,280
-----------------------------------------------------------------------
                                                           $     15,280
-----------------------------------------------------------------------
Total Warrants
   (identified cost $0)                                    $     15,280
-----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.8%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
CIT Group, Inc., 6.04%, 5/1/00              $    4,687     $  4,687,000
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $4,687,000)                         $  4,687,000
-----------------------------------------------------------------------
Total Investments -- 101.1%
   (identified cost $150,348,704)                          $167,828,134
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.1)%                   $ (1,854,703)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $165,973,431
-----------------------------------------------------------------------

 ADR - American Depositary Receipt

 GDR - Global Depository Receipt

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
---------------------------------------------------------------------
Australia                                        2.7%    $  4,406,970
Austria                                          0.3          535,946
Belgium                                          0.9        1,532,942
Canada                                           0.9        1,518,750
Denmark                                          1.1        1,866,222
Finland                                          5.4        8,927,944
France                                           5.7        9,460,146
Germany                                         10.3       17,084,872
Hong Kong                                        0.2          342,197
Ireland                                          3.1        5,180,490
Italy                                            2.5        4,109,760
Japan                                           19.8       32,912,829
Netherlands                                     11.1       18,421,776
Norway                                           0.3          489,603
Poland                                           0.1          116,250
Portugal                                         0.3          497,583
Spain                                            2.6        4,377,478
Sweden                                           0.9        1,551,234
Switzerland                                      5.2        8,568,846
United Kingdom                                  21.0       34,759,296
Other Europe                                     3.1        5,117,500
United States                                    0.8        1,362,500
---------------------------------------------------------------------
Total Common Stocks, Preferred Stocks
  and Warrants                                  98.3     $163,141,134
---------------------------------------------------------------------
Short-Term Investments                           2.8     $  4,687,000

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $150,348,704)        $167,828,134
Cash                                           823,170
Foreign currency, at value
   (cost $46,850)                               45,848
Receivable for Fund shares sold              1,522,623
Dividends receivable                           480,797
Tax reclaim receivable                          59,481
Deferred organization expenses                  39,198
------------------------------------------------------
TOTAL ASSETS                              $170,799,251
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  4,644,121
Payable for Fund shares redeemed                78,878
Payable to affiliate for Trustees' fees            721
Accrued expenses                               102,100
------------------------------------------------------
TOTAL LIABILITIES                         $  4,825,820
------------------------------------------------------
NET ASSETS                                $165,973,431
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $146,576,090
Accumulated net realized gain (computed
   on the basis of identified cost)          2,451,792
Accumulated distributions in excess of
   net investment income                      (533,704)
Net unrealized appreciation (computed on
   the basis of identified cost)            17,479,253
------------------------------------------------------
TOTAL                                     $165,973,431
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 59,463,698
SHARES OUTSTANDING                           4,347,961
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      13.68
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $13.68)      $      14.51
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 66,597,953
SHARES OUTSTANDING                           4,928,028
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      13.51
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 39,911,780
SHARES OUTSTANDING                           2,959,692
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      13.49
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2000
Investment Income
----------------------------------------------------
Dividends
   (net of foreign taxes, $95,554)        $  815,767
Interest                                     312,654
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $1,128,421
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  595,290
Trustees fees and expenses                     5,221
Distribution and service fees
   Class A                                    41,163
   Class B                                   228,163
   Class C                                   135,439
Custodian fee                                 95,549
Transfer and dividend disbursing agent
   fees                                       65,175
Registration fees                             23,908
Legal and accounting services                 17,760
Printing and postage                          12,615
Amortization of organization expenses          6,379
Miscellaneous                                  6,405
----------------------------------------------------
TOTAL EXPENSES                            $1,233,067
----------------------------------------------------

NET INVESTMENT LOSS                       $ (104,646)
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $2,674,295
   Foreign currency transactions             (66,999)
----------------------------------------------------
NET REALIZED GAIN                         $2,607,296
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $5,982,666
   Foreign currency                             (187)
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $5,982,479
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $8,589,775
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $8,485,129
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2000    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 1999
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (104,646) $       (123,573)
   Net realized gain (loss)                      2,607,296            (6,014)
   Net change in unrealized
      appreciation (depreciation)                5,982,479        13,260,629
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $      8,485,129  $     13,131,042
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $       (100,529) $             --
   In excess of net investment income
      Class A                                      (86,014)               --
      Class B                                      (68,603)               --
      Class C                                      (24,749)               --
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $       (279,895) $             --
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     42,878,912  $     19,812,005
      Class B                                   39,040,950        14,226,821
      Class C                                   25,596,934         9,320,792
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                      168,161                --
      Class B                                       63,421                --
      Class C                                       22,898                --
   Cost of shares redeemed
      Class A                                  (14,879,827)       (3,770,105)
      Class B                                   (2,060,395)       (2,957,284)
      Class C                                   (1,863,816)       (1,845,706)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     88,967,238  $     34,786,523
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     97,172,472  $     47,917,565
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     68,800,959  $     20,883,394
----------------------------------------------------------------------------
AT END OF PERIOD                          $    165,973,431  $     68,800,959
----------------------------------------------------------------------------

Accumulated distributions
in excess of net investment
income included in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $       (533,704) $       (149,163)
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS A
                                  --------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2000      ------------------------
                                  (UNAUDITED)(1)       1999(1)      1998(1)(2)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 12.160         $  8.840      $ 10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income                 $  0.020         $  0.016      $  0.012
Net realized and unrealized
   gain (loss)                           1.570            3.304        (1.172)
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  1.590         $  3.320      $ (1.160)
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
From net investment income            $ (0.038)        $     --      $     --
In excess of net investment
   income                               (0.032)              --            --
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.070)        $     --      $     --
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 13.680         $ 12.160      $  8.840
------------------------------------------------------------------------------

TOTAL RETURN(3)                          13.10%           37.56%       (11.60)%
------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 59,464         $ 27,833      $  6,659
Ratios (As a percentage of
   average daily net assets):
   Net expenses                           1.57%(4)         1.73%         1.97%(4)
   Net expenses after
      custodian fee reduction             1.57%(4)         1.73%         1.95%(4)
   Net investment income                  0.29%(4)         0.15%         0.25%(4)
Portfolio Turnover                          23%              60%           14%
------------------------------------------------------------------------------
+ The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both.
   Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                              2.20%(4)
   Expenses after custodian
      fee reduction                                                      2.18%(4)
   Net investment income                                                 0.02%(4)
Net investment income per
   share                                                             $  0.001
------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 22, 1998, to October 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS B
                                  --------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2000      ------------------------
                                  (UNAUDITED)(1)       1999(1)      1998(1)(2)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 12.030         $  8.810      $ 10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment loss                   $ (0.031)        $ (0.055)     $ (0.039)
Net realized and unrealized
   gain (loss)                           1.537            3.275        (1.151)
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  1.506         $  3.220      $ (1.190)
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
In excess of net investment
   income                             $ (0.026)        $     --      $     --
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.026)        $     --      $     --
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 13.510         $ 12.030      $  8.810
------------------------------------------------------------------------------

TOTAL RETURN(3)                          12.53%           36.55%       (11.90)%
------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 66,598         $ 26,498      $  9,808
Ratios (As a percentage of
   average daily net assets):
   Net expenses                           2.35%(4)         2.53%         2.72%(4)
   Net expenses after
      custodian fee reduction             2.35%(4)         2.53%         2.70%(4)
   Net investment loss                   (0.45)%(4)       (0.53)%       (0.80)%(4)
Portfolio Turnover                          23%              60%           14%
------------------------------------------------------------------------------
+ The operating expenses of the Fund may reflect a reduction of the investment advisor fee, an allocation of expenses to the Investment Advisor, or both.
   Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                              2.95%(4)
   Expenses after custodian
      fee reduction                                                      2.93%(4)
   Net investment loss                                                  (1.03)%(4)
Net investment loss per share                                        $ (0.050)
------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 22, 1998, to October 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS C
                                  --------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2000      ------------------------
                                  (UNAUDITED)(1)       1999(1)      1998(1)(2)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 12.000         $  8.800      $ 10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment loss                   $ (0.032)        $ (0.080)     $ (0.055)
Net realized and unrealized
   gain (loss)                           1.538            3.280        (1.145)
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  1.506         $  3.200      $ (1.200)
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
In excess of net investment
   income                             $ (0.016)        $     --      $     --
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.016)        $     --      $     --
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 13.490         $ 12.000      $  8.800
------------------------------------------------------------------------------

TOTAL RETURN(3)                          12.55%           36.36%       (12.00)%
------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 39,912         $ 14,470      $  4,416
Ratios (As a percentage of
   average daily net assets):
   Net expenses                           2.38%(4)         2.71%         2.97%(4)
   Net expenses after
      custodian fee reduction             2.38%(4)         2.71%         2.95%(4)
   Net investment loss                   (0.47)%(4)       (0.78)%       (1.15)%(4)
Portfolio Turnover                          23%              60%           14%
------------------------------------------------------------------------------
+ The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Advisor, or both.
   Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                              3.20%(4)
   Expenses after custodian
      fee reduction                                                      3.18%(4)
   Net investment loss                                                  (1.38)%(4)
Net investment loss per share                                        $ (0.066)
------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 22, 1998, to October 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed International Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Fund offers three classes of shares. Generally, Class A shares are sold subject to a sales charge imposed at time of purchase, and Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. At October 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $125,361 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2006.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Forward Foreign Currency Exchange Contracts -- The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 G Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

 H Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
 I Other -- Investment transactions are accounted for on a trade date basis.

 J Interim Financial Statements -- The interim financial statements relating to
   April 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary overdistributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              APRIL 30, 2000    YEAR ENDED
    CLASS A                                   (UNAUDITED)       OCTOBER 31, 1999
    ----------------------------------------------------------------------------
    Sales                                            3,114,362         1,904,157
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        12,730                --
    Redemptions                                     (1,067,088)         (369,243)
    ----------------------------------------------------------------------------
    NET INCREASE                                     2,060,004         1,534,914
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2000    YEAR ENDED
    CLASS B                                   (UNAUDITED)       OCTOBER 31, 1999
    ----------------------------------------------------------------------------
    Sales                                            2,872,986         1,385,517
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         4,845                --
    Redemptions                                       (152,650)         (295,860)
    ----------------------------------------------------------------------------
    NET INCREASE                                     2,725,181         1,089,657
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2000    YEAR ENDED
    CLASS C                                   (UNAUDITED)       OCTOBER 31, 1999
    ----------------------------------------------------------------------------
    Sales                                            1,887,391           887,282
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         1,753                --
    Redemptions                                       (135,439)         (183,061)
    ----------------------------------------------------------------------------
    NET INCREASE                                     1,753,705           704,221
    ----------------------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) earns an investment adviser fee as compensation for management and

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount of 1/12 of 1% (equal to 1.00% annually) of the Fund's average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2000 the advisory fee amounted to $595,290.

   The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $95,664 as its portion of the sales charge on sales of Class A shares for the six months ended
   April 30, 2000.

   Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2000, no significant amounts have been deferred.

   Certain officers and Trustees of the Fund are officers of the above organization.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans, for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $176,570 and $101,857 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended
   April 30, 2000, representing 0.75% of the average daily net assets for Class B and Class C shares. At April 30, 2000, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $2,757,000 and $1,974,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2000 amounted to $41,163, $51,593, and $33,582 for Class A, Class B and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at the date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   and may be waived under certain other limited conditions. CDSC received on Class B and C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC received on Class B and Class C redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $55,000 and $6,000 of CDSC paid by shareholders of Class B and Class C shares, respectively, during the six months ended April 30, 2000.

7 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $114,308,040 and $25,751,704, respectively, for the six months ended April 30, 2000.

8 Federal Income Tax Basis of Investment
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 2000 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $150,348,704
    ------------------------------------------------------
    Gross unrealized appreciation             $ 25,181,994
    Gross unrealized depreciation               (7,702,564)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 17,479,430
    ------------------------------------------------------

9 Financial Instruments
-------------------------------------------
   The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   The Fund did not have any open obligations under these financial instruments at April 30, 2000.

10 Line of Credit
-------------------------------------------
   The Fund participates with other funds and portfolios managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Fund may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each fund or portfolio based on its borrowings at an amount above the Eurodollar rate or federal funds advanced funding rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating funds and portfolios at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2000.

11 Risks associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2000

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President and
Portfolio Manager

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
Chairman
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

                       THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE
TAX-MANAGED INTERNATIONAL GROWTH FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109



PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260



CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116



TRANSFER AGENT
PFPC, INC.
Attn:  Eaton Vance Funds
P.O. Box 9653
Providence, RI  02904-9653
(800) 262-1122






EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------
038-6/00                                                             IGSRC-6/00